Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The following table summarizes information about the net carrying amounts of long-term debt as of December 31, 2023:

(in thousands)	2026 Notes	2027 Notes	Total
Principal amount of notes outstanding	$120,000	$265,000	$385,000
Unamortized debt issuance cost	(1,811)	(5,542)	(7,353)
Total notes payable	$118,189	$259,458	$377,647

The following table summarizes information about the net carrying amounts of long-term debt as of December 31, 2022:

(in thousands)	2024 Notes	2026 Notes	2027 Notes	Total
Principal amount of notes outstanding	$13,750	$120,000	$265,000	$398,750
Unamortized debt issuance cost	(257)	(2,511)	(6,790)	(9,558)
Total notes payable	$13,493	$117,489	$258,210	$389,192

Summary of Equity and Liability Components of the Notes
The following table summarizes interest expense recognized on the 2024 Notes and Senior Notes:

	Year Ended December 31,
(in thousands)	2023	2022	2021
Contractual interest expense	$7,627	$8,036	$9,420
Accretion of debt in interest expense	2,205	1,997	8,726
Total interest expense	$9,832	$10,033	$18,146

Schedule of Maturities of Long-term Debt	The following table summarizes the future principal payments for the Senior Notes as of December 31, 2023 (in thousands):
2024	$—
2025	—
2026	120,000
2027	265,000
2028	—
Thereafter	—
Total	$385,000